UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09143
Eaton Vance Florida Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2006

Item 1. Schedule of Investments

Eaton Vance Florida Municipal Income Trust                                                                             as of August 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 152.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.6%
$1,000	Volusia County Educational Facilities Authority, (Embry Riddle Aeronautical), 5.75%, 10/15/29	$1,042,450
		$1,042,450
Electric Utilities — 3.1%
2,000	Jacksonville, Electric Authority, Variable Rate, 6.47%, 10/1/32 (1)(2)	2,060,100
		$2,060,100
Escrowed / Prerefunded — 1.8%
500	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	617,430
500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	571,675
		$1,189,105
Health Care-Miscellaneous — 0.2%
155	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	155,152
		$155,152
Hospital — 20.6%
2,000	Brevard County, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	2,045,020
500	Highlands County, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	527,240
1,030	Jacksonville, Economic Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,071,303
1,250	Jacksonville, Economic Development Authority, (Mayo Clinic), 5.50%, 11/15/36	1,344,550
1,805	Lakeland, Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,909,780
2,000	Orange County, Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	2,146,340
1,000	Orange County, Health Facilities Authority, (Orlando Regional Healthcare), 4.75%, 11/15/36	999,140
900	Orange County, Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	935,874
1,075	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), 5.25%, 11/15/33	1,117,333
1,400	West Orange Health Care District, 5.80%, 2/1/31	1,478,428
		$13,575,008

Housing — 2.0%
$650	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$658,456
620	Escambia County Housing Finance Authority, Single Family Mortgage, (Multi-County Program), (AMT), 5.50%, 10/1/31	636,473
		$1,294,929
Industrial Development Revenue — 3.8%
804	Broward County, Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	798,736
1,000	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,045,670
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	650,026
		$2,494,432
Insured-Education — 2.9%
880	Broward County, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	873,558
1,000	Broward County, Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/36	1,043,680
		$1,917,238
Insured-Electric Utilities — 9.7%
1,600	Burke County, GA, Development Authority, (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34	1,601,856
1,100	Guam Power Authority, (MBIA), 5.125%, 10/1/29	1,146,827
2,750	Jupiter Island, Utility System, (South Martin Regional Utility), (MBIA), 5.00%, 10/1/28	2,812,205
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.86%, 7/1/29 (1)(2)	834,307
		$6,395,195
Insured-Escrowed/Prerefunded — 1.1%
650	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	746,830
		$746,830
Insured-General Obligations — 2.7%
1,500	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27 (1)(3)	1,769,085
		$1,769,085
Insured-Hospital — 7.5%
1,000	Coral Gables, Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	1,047,060
1,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,031,030
1,350	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	1,409,022

$105	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	$122,639
1,250	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,314,850
		$4,924,601
Insured-Housing — 1.7%
1,100	Broward County, Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	1,123,485
		$1,123,485
Insured-Miscellaneous — 8.6%
2,000	Miami-Dade County, (Professional Sports Franchise), (MBIA), 4.75%, 10/1/30	2,022,480
3,500	Orange County, Tourist Development Tax, (AMBAC), 5.125%, 10/1/30	3,673,740
		$5,696,220
Insured-Special Tax Revenue — 20.2%
1,485	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	1,476,461
970	Dade County, Special Obligation Residual Certificates, (AMBAC), Variable Rate, 7.655%, 10/1/35 (1)(3)	1,011,060
2,100	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	2,163,987
1,470	Miami Beach, Resort Tax, (AMBAC), 6.25%, 10/1/22	1,834,516
3,040	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	697,498
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	975,400
5,610	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	983,377
1,395	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	1,420,096
4,300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,146,380
1,850	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	626,096
1,000	Sumter Landing Community Development District, (Recreational Revenue), (MBIA), 4.75%, 10/1/35	1,016,720
		$13,351,591
Insured-Transportation — 21.8%
2,250	Florida Ports Financing Commission, (FGIC), (AMT), 5.50%, 10/1/29	2,370,038
1,500	Greater Orlando, Aviation Authority, (FGIC), (AMT), Variable Rate, 7.16%, 10/1/18 (1)(3)	1,672,350
400	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/26	416,740

$2,000	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	$2,076,640
500	Lee County, Airport, (FSA), (AMT), 5.75%, 10/1/25	535,240
650	Lee County, Airport, (FSA), (AMT), 6.00%, 10/1/29	705,185
1,165	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), Variable Rate, 7.61%, 10/1/38 (1)(3)	1,287,418
3,750	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34	3,899,888
1,250	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,396,275
		$14,359,774
Insured-Water and Sewer — 22.4%
1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	1,021,500
2,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/33 (4)	2,086,500
1,500	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	1,588,350
1,000	Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25	1,037,870
7,625	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/32	1,894,584
1,250	Saint Petersburg, Public Utilities Revenue, (FSA), 5.00%, 10/1/28	1,281,700
4,000	Sunrise, Utility System, (AMBAC), 5.00%, 10/1/28	4,275,200
1,500	Tampa Bay, Water Utility System, (FGIC), Variable Rate, 5.77%, 10/1/27 (1)(2)	1,575,360
		$14,761,064
Nursing Home — 1.6%
265	Orange County, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	274,956
735	Orange County, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	763,959
		$1,038,915
Senior Living / Life Care — 2.3%
1,500	Lee County Industrial Development Authority, (Shell Point Village), 5.50%, 11/15/29	1,532,850
		$1,532,850
Special Tax Revenue — 16.4%
95	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	95,758
500	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	504,340
465	Dupree Lakes, Community Development District, 5.00%, 11/1/10	468,181
360	Dupree Lakes, Community Development District, 5.375%, 5/1/37	362,326

$30	Heritage Harbor South, Community Development District, (Capital Improvements), 5.40%, 11/1/08	$30,028
320	Heritage Harbor South, Community Development District, (Capital Improvements), 6.20%, 5/1/35	339,664
250	Heritage Springs, Community Development District, 5.25%, 5/1/26	250,585
770	Heritage Springs, Community Development District, 6.75%, 5/1/21	786,986
660	North Springs, Improvement District, (Heron Bay), 7.00%, 5/1/19	674,540
1,000	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,007,080
490	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	503,705
600	Sterling Hill, Community Development District, 6.20%, 5/1/35	631,872
500	Stoneybrook West, Community Development District, 7.00%, 5/1/32	533,700
1,000	Tisons Landing, Community Development District, 5.625%, 5/1/37	1,016,360
820	University Square, Community Development District, 6.75%, 5/1/20	880,696
450	Vista Lakes, Community Development District, 7.20%, 5/1/32	482,990
725	Waterlefe Community Development District, 6.95%, 5/1/31	785,900
175	West Palm Beach, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	180,000
1,270	West Palm Beach, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	1,298,435
		$10,833,146
Total Tax-Exempt Investments — 152.0% (identified cost $94,530,069)		$100,261,170
Other Assets, Less Liabilities — 1.8%		$1,213,113
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.8)%		$(35,503,354)
Net Assets Applicable to Common Shares — 100.0%		$65,970,929

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 64.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 26.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $10,827,110 or 16.4% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at August 31, 2006 is as follows:

Futures Contracts

Expiration	Aggregate				Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/06	145 U.S. Treasury Bond	Short	$(16,050,205)	$(16,104,063)	$(53,858)

At August 31, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$94,486,700
Gross unrealized appreciation	$5,782,401
Gross unrealized depreciation	(7,931)
Net unrealized appreciation	$5,774,470

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Florida Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 23, 2006